Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Amortization of Intangible Assets [Abstract]
2026	$ 2,300,064
2027	2,264,786
2028	2,202,277
2029	1,997,425
Thereafter	1,465,711
Net value of intangible assets	$ 10,230,263	$ 3,038,250